Discontinued operations and assets held for sale - Narrative (Details) $ in Billions		1 Months Ended			12 Months Ended
	Mar. 17, 2021	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Jun. 30, 2019 GBP (£)	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of subsidiaries [line items]
Profit after tax					£ 1,641,000,000	£ 1,265,000,000	£ 1,514,000,000
Purchase of interests in investments accounted for using equity method					81,000,000	82,000,000	143,000,000
Derivative assets					999,000,000	1,342,000,000
Net cash outflow from operating activities – discontinued operations					0	97,000,000	71,000,000
Net cash outflow from operating activities – discontinued operations, paid to the Warm Homes Fund, utilisation of provisions and payment of the final transaction fees incurred						66,000,000
Net cash inflow from investing activities – discontinued operations					0	6,000,000	156,000,000
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed				39.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed				39.00%
Purchase of interests in investments accounted for using equity method				£ 1,956,000,000
Investments in associates				1,494,000,000
Receivables due from associates				352,000,000
Derivative assets				110,000,000
Discontinued operations
Disclosure of subsidiaries [line items]
Gain on disposal				9,000,000		9,000,000	0
Net cash flow (used in)/from financing activities – discontinued operations						0	0
Discontinued operations | Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				£ 1,965,000,000
The Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed	100.00%
Profit after tax					£ 104,000,000	£ 31,000,000	£ 137,000,000
The Narragansett Electric Company | Forecast
Disclosure of subsidiaries [line items]
Consideration received		£ 2,800,000,000	$ 3.8